VALUATION ALLOWANCES	12 Months Ended
Mar. 31, 2013
VALUATION ALLOWANCES

6. VALUATION ALLOWANCES

Changes in valuation allowances for the years ended March 31, 2011, 2012, and 2013 are as follows:

Description	Balance at Beginning of Year	Charged to Costs or Expenses	Charged (Credited) to Other Accounts*	Charge-offs	Balance at End of Year
	(Yen in millions)
For the year ended March 31, 2011:
Allowance for doubtful accounts	¥4,541	¥1,507	¥(30)	¥(804)	¥5,214
Allowance for sales returns	2,255	5,936	(345)	(5,441)	2,405

Total	¥6,796	¥7,443	¥(375)	¥(6,245)	¥7,619

For the year ended March 31, 2012:
Allowance for doubtful accounts	¥5,214	¥858	¥42	¥(1,163)	¥4,951
Allowance for sales returns	2,405	4,340	(51)	(4,552)	2,142

Total	¥7,619	¥5,198	¥(9)	¥(5,715)	¥7,093

For the year ended March 31, 2013:
Allowance for doubtful accounts	¥4,951	¥969	¥320	¥(1,695)	¥4,545
Allowance for sales returns	2,142	3,931	414	(3,959)	2,528

Total	¥7,093	¥4,900	¥734	¥(5,654)	¥7,073

*	Charged (credited) to other accounts mainly consists of foreign currency translation adjustments.

The location of valuation allowances in the consolidated balance sheets at March 31, 2012 and 2013 are as follows:

	March 31, 2012	March 31, 2013
	(Yen in millions)
The location of valuation allowances that are not deducted from the related receivables in the consolidated balance sheets:
Less allowances for doubtful accounts and sales returns	¥4,583	¥4,705

The location of valuation allowances that are deducted from the related receivables in the consolidated balance sheets:
Other current assets	¥518	¥387
Other long-term investments	¥44	¥1
Other assets	¥1,948	¥1,980

Subtotal	¥2,510	¥2,368

Total	¥7,093	¥7,073